UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Courtney R. Taylor
Short-Term Bond Fund of America
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Short-Term Bond Fund of America®
Investment portfolio

November 30, 2012
unaudited

Bonds & notes — 87.53%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS1 — 23.31%
Fannie Mae, Series 2009-M2, Class A1, multifamily 2.387% 2019	$3,125	$3,174
Fannie Mae 4.00% 2019	13,252	14,180
Fannie Mae 4.00% 2019	6,097	6,523
Fannie Mae 4.00% 2019	5,278	5,648
Fannie Mae 4.50% 2021	5,336	5,745
Fannie Mae, Series 2012-M2, Class A1, multifamily 1.824% 2022	7,102	7,332
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	54	54
Fannie Mae 5.00% 2023	1,589	1,724
Fannie Mae 5.00% 2023	1,222	1,325
Fannie Mae 6.00% 2023	4,090	4,576
Fannie Mae 4.00% 2024	3,508	3,755
Fannie Mae 6.00% 2024	2,391	2,641
Fannie Mae 6.00% 2024	2,055	2,299
Fannie Mae 3.50% 2025	15,886	16,860
Fannie Mae 3.50% 2025	13,999	14,857
Fannie Mae 3.50% 2025	13,689	14,528
Fannie Mae 3.50% 2025	9,703	10,297
Fannie Mae 3.50% 2025	9,033	9,587
Fannie Mae 3.50% 2025	3,490	3,704
Fannie Mae 4.50% 2025	10,201	11,009
Fannie Mae 3.00% 2026	8,660	9,141
Fannie Mae 3.00% 2026	6,987	7,366
Fannie Mae 3.00% 2026	5,657	5,971
Fannie Mae 3.00% 2026	4,657	4,915
Fannie Mae 3.00% 2026	4,480	4,729
Fannie Mae 3.00% 2026	1,787	1,886
Fannie Mae 3.00% 2026	1,332	1,405
Fannie Mae 3.00% 2026	842	889
Fannie Mae 3.00% 2026	707	746
Fannie Mae 2.5% 2027	6,035	6,335
Fannie Mae 2.50% 2027	5,994	6,284
Fannie Mae 2.50% 2027	4,300	4,504
Fannie Mae 2.50% 2027	4,242	4,447
Fannie Mae 2.50% 2027	4,200	4,405
Fannie Mae 2.50% 2027	4,200	4,402
Fannie Mae 2.50% 2027	1,100	1,150
Fannie Mae 2.50% 2027	999	1,046
Fannie Mae 3.00% 2027	48,055	51,039
Fannie Mae 3.00% 2027	41,795	44,365
Fannie Mae 3.00% 2027	38,750	40,863
Fannie Mae 3.00% 2027	35,491	37,461
Fannie Mae 3.00% 2027	8,257	8,721
Fannie Mae 3.50% 2027	82,750	87,767
Fannie Mae 4.00% 2027	25,000	26,746
Fannie Mae, Series 2007-114, Class A7, 0.408% 20372	7,500	7,277
Fannie Mae 2.724% 20372	4,051	4,363
Fannie Mae 5.40% 20382	848	903
Fannie Mae 5.50% 2038	20,524	22,315
Fannie Mae 6.00% 2038	69,604	76,510
Fannie Mae 6.00% 2038	9,326	10,249
Fannie Mae 6.00% 2038	5,328	5,842
Fannie Mae 6.00% 2038	781	858
Fannie Mae 3.514% 20392	2,825	2,953
Fannie Mae 3.563% 20392	2,219	2,311
Fannie Mae 3.58% 20392	2,036	2,149
Fannie Mae 3.605% 20392	3,303	3,453
Fannie Mae 3.755% 20392	2,579	2,696
Fannie Mae 3.94% 20392	1,739	1,825
Fannie Mae 3.944% 20392	2,216	2,328
Fannie Mae 3.248% 20402	5,129	5,410
Fannie Mae 3.79% 20402	7,753	8,230
Fannie Mae 4.177% 20402	5,965	6,363
Fannie Mae 4.404% 20402	8,400	8,973
Fannie Mae 2.462% 20412	19,407	20,228
Fannie Mae 3.169% 20412	7,733	8,170
Fannie Mae 3.568% 20412	2,870	3,042
Fannie Mae 3.762% 20412	7,865	8,370
Fannie Mae 4.50% 2041	20,627	22,343
Fannie Mae 5.00% 2041	9,278	10,464
Fannie Mae 2.411% 20422	8,118	8,484
Fannie Mae 2.639% 20422	14,700	15,433
Fannie Mae 5.50% 2042	25,000	27,176
Freddie Mac, Series K003, Class A1, multifamily 2.225% 2013	588	591
Freddie Mac, Series K707, Class A1, multifamily 1.615% 2018	489	504
Freddie Mac, Series K708, Class A1, multifamily 1.67% 2018	12,206	12,589
Freddie Mac, Series K703, Class A1, multifamily 1.873% 2018	15,578	16,179
Freddie Mac, Series K710, Class A1, multifamily 1.437% 2019	15,318	15,727
Freddie Mac 2.88% 20372	464	494
Freddie Mac 5.672% 20372	453	480
Freddie Mac 2.909% 20382	1,220	1,313
Freddie Mac 3.862% 20382	72	75
Freddie Mac 5.197% 20382	1,492	1,607
Freddie Mac 5.373% 20382	1,029	1,104
Freddie Mac 3.821% 20392	4,966	5,282
Freddie Mac 3.877% 20392	994	1,062
Freddie Mac 3.931% 20392	3,239	3,467
Freddie Mac 3.513% 20402	12,965	13,673
Freddie Mac 4.50% 2040	33,131	35,593
Freddie Mac 3.191% 20412	12,916	13,615
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	4,500	4,954
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	991	1,011
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.465% 20372	456	465
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	186	188
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	1,301	1,314
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-4, 5.20% 20442	10,000	11,204
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-1, 1.875% 20463	7,373	7,459
Wachovia Bank Commercial Mortgage Trust, Series 2003-C7, Class A2, 5.077% 20352,3	4,133	4,258
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20422	9,483	10,462
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A-1, 1.468% 2044	11,312	11,439
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1, 2.238% 2044	1,936	1,983
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	5,298	5,751
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	27	27
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	7,000	7,623
Royal Bank of Canada 3.125% 20153	7,000	7,406
Bank of Nova Scotia 1.45% 20133	7,000	7,053
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 20432	5,000	5,450
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 20452	116	116
Bank of Montreal 2.85% 20153	5,000	5,295
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-4, 5.014% 20382	1,135	1,225
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-4, 5.23% 20402	3,144	3,475
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20353	4,000	4,250
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	113	113
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A-AB, 5.53% 2041	3,637	3,821
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-4, 5.38% 20422	3,375	3,744
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class A-1, 1.031% 2045	2,480	2,499
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20582,3	1,428	1,476
Ally Financial Inc., Series 2004-C3, Class A-4, 4.547% 2041	324	327
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	167	168
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	63	64
		1,043,094

U.S. TREASURY BOND & NOTES — 23.07%
U.S. TREASURY — 21.18%
U.S. Treasury 1.125% 2012	25,000	25,008
U.S. Treasury 0.375% 2013	20,925	20,951
U.S. Treasury 0.75% 2013	35,000	35,073
U.S. Treasury 1.375% 2013	65,000	65,232
U.S. Treasury 1.375% 2013	45,000	45,068
U.S. Treasury 1.375% 2013	31,832	31,914
U.S. Treasury 1.50% 2013	56,250	57,030
U.S. Treasury 1.75% 2013	50,000	50,297
U.S. Treasury 3.125% 2013	80,000	81,934
U.S. Treasury 3.375% 2013	93,750	95,735
U.S. Treasury 3.375% 2013	30,000	30,556
U.S. Treasury 3.875% 2013	50,000	50,381
U.S. Treasury 1.75% 2014	15,000	15,301
U.S. Treasury 1.875% 2014	44,250	45,270
U.S. Treasury 1.875% 2014	40,000	40,815
U.S. Treasury 2.25% 2014	25,000	25,750
U.S. Treasury 2.375% 2014	25,000	25,968
U.S. Treasury 2.625% 2014	20,000	20,981
U.S. Treasury 4.25% 2014	25,000	26,939
U.S. Treasury 1.25% 2015	25,000	25,653
U.S. Treasury 2.50% 2015	5,000	5,265
U.S. Treasury 4.00% 2015	7,500	8,111
U.S. Treasury 4.125% 2015	15,000	16,403
U.S. Treasury 1.00% 2016	10,000	10,213
U.S. Treasury 2.625% 2016	5,000	5,365
U.S. Treasury 0.75% 2017	25,000	25,221
U.S. Treasury 1.00% 2017	60,000	61,231
		947,665

U.S. TREASURY INFLATION-PROTECTED SECURITIES4 — 1.89%
U.S. Treasury Inflation-Protected Security 1.875% 2013	83,270	84,760

Total U.S. Treasury bonds & notes		1,032,425

FEDERAL AGENCY BONDS & NOTES — 19.65%
Freddie Mac 0.375% 2013	15,000	15,023
Freddie Mac, Series 1, 0.50% 2013	50,000	50,111
Freddie Mac 1.625% 2013	80,000	80,440
Freddie Mac 0.625% 2014	36,000	36,226
Freddie Mac 0.75% 2014	15,000	15,131
Freddie Mac 3.00% 2014	40,000	41,802
Freddie Mac 5.00% 2014	10,000	10,767
Freddie Mac 0.50% 2015	15,000	15,055
Freddie Mac 2.50% 2016	45,000	48,124
Freddie Mac 1.00% 2017	15,000	15,200
Freddie Mac 1.00% 2017	6,100	6,187
Freddie Mac 1.25% 2019	10,000	10,052
Fannie Mae 1.00% 2013	24,950	25,114
Fannie Mae 0.75% 2014	21,020	21,208
Fannie Mae 0.875% 2014	28,750	29,040
Fannie Mae 2.75% 2014	40,000	41,283
Fannie Mae 4.625% 2014	15,000	16,220
Fannie Mae 0.375% 2015	21,010	21,030
Fannie Mae 0.50% 2015	20,000	20,043
Fannie Mae 1.625% 2015	15,000	15,533
Fannie Mae 0.625% 2016	45,000	45,046
Fannie Mae 0.70% 2016	25,000	25,033
Fannie Mae 0.875% 2017	20,000	20,192
Fannie Mae 0.95% 2017	20,000	20,075
Fannie Mae 1.00% 2017	41,750	41,893
Federal Home Loan Bank 3.625% 2013	55,000	56,665
Federal Home Loan Bank 0.375% 2014	4,125	4,132
Federal Home Loan Bank 0.50% 2015	30,000	30,138
Federal Home Loan Bank, Series 2816, 1.00% 2017	5,980	6,064
Private Export Funding Corp. 4.974% 2013	5,000	5,169
Private Export Funding Corp. 1.375% 2017	36,930	38,074
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	20,000	20,018
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.617% 20122	15,000	15,005
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	10,000	10,008
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 0.219% 20132	8,000	8,003
		879,104

CORPORATE BONDS & NOTES — 15.38%
FINANCIALS — 5.09%
JPMorgan Chase & Co. 1.10% 2015	7,000	7,000
JPMorgan Chase & Co. 3.40% 2015	17,750	18,729
Toyota Motor Credit Corp. 1.25% 2014	10,000	10,141
Toyota Motor Credit Corp. 0.875% 2015	7,500	7,524
Toyota Motor Credit Corp. 1.75% 2017	5,000	5,147
Wells Fargo & Co. 3.75% 2014	7,500	7,934
Wells Fargo & Co. 0.513% 20152	12,513	12,329
Nordea Bank, Series 2, 3.70% 20143	14,500	15,271
Simon Property Group, LP 5.75% 2015	11,250	12,731
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	1,810	1,944
Westfield Group 5.75% 20153	9,440	10,503
Citigroup Inc. 6.00% 2013	1,940	2,042
Citigroup Inc. 4.75% 2015	9,445	10,211
HSBC Bank PLC 2.00% 20143	12,000	12,137
UBS AG 3.875% 2015	9,040	9,562
MetLife Global Funding I 5.125% 20133	2,000	2,032
MetLife Global Funding I 5.125% 20143	5,000	5,335
BNP Paribas 3.129% 20142	7,000	7,251
Murray Street Investment Trust I 4.647% 2017	6,150	6,608
Morgan Stanley 3.80% 2016	5,890	6,139
Barclays Bank PLC 2.50% 2013	3,000	3,009
Barclays Bank PLC 5.20% 2014	2,670	2,845
TIAA Global Markets 4.95% 20133	5,500	5,661
PNC Funding Corp. 5.40% 2014	5,000	5,359
Credit Suisse Group AG 5.50% 2014	5,000	5,330
New York Life Global Funding 2.25% 20123	5,000	5,003
Northern Trust Corp. 5.50% 2013	4,200	4,351
Abbey National Treasury Services PLC 3.875% 20143	4,100	4,237
Société Générale 3.10% 20153	4,000	4,123
Jackson National Life Global 5.375% 20133	3,750	3,829
Monumental Global Funding 5.50% 20133	2,995	3,052
Berkshire Hathaway Finance Corp. 4.60% 2013	2,250	2,293
US Bank NA 4.95% 2014	2,000	2,159
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	2,069
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,040
ACE INA Holdings Inc. 5.875% 2014	1,665	1,795
		227,725

HEALTH CARE — 2.35%
Novartis Capital Corp. 1.90% 2013	5,000	5,032
Novartis Capital Corp. 4.125% 2014	15,000	15,641
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,164
GlaxoSmithKline Capital PLC 0.75% 2015	8,750	8,805
AbbVie Inc. 1.20% 20153	15,655	15,736
Sanofi 0.672% 20142	14,500	14,555
UnitedHealth Group Inc. 0.85% 2015	9,910	9,958
UnitedHealth Group Inc. 1.875% 2016	3,000	3,107
Amgen Inc. 1.875% 2014	5,000	5,120
Merck & Co., Inc. 1.10% 2018	5,000	5,017
Johnson & Johnson 0.40% 20142	5,000	5,010
Catholic Health Initiatives, Series 2012, 1.60% 2017	3,380	3,432
Roche Holdings Inc. 5.00% 20143	3,175	3,341
McKesson Corp. 0.95% 2015	1,285	1,289
Aetna Inc. 1.50% 2017	850	858
		105,065

ENERGY — 2.08%
Shell International Finance BV 4.00% 2014	20,000	20,903
Shell International Finance BV 0.625% 2015	7,300	7,306
Shell International Finance BV 3.10% 2015	7,500	7,973
Total Capital Canada Ltd. 1.625% 2014	12,000	12,181
Total Capital International 0.75% 2016	10,000	10,015
Total Capital International 1.50% 2017	5,000	5,084
Chevron Corp. 3.95% 2014	15,000	15,636
StatoilHydro ASA 2.90% 2014	2,070	2,160
StatoilHydro ASA 1.20% 2018	5,000	5,029
TransCanada PipeLines Ltd. 3.40% 2015	6,275	6,668
		92,955

INFORMATION TECHNOLOGY — 1.19%
International Business Machines Corp. 0.875% 2014	5,000	5,044
International Business Machines Corp. 1.25% 2014	7,910	8,009
International Business Machines Corp. 0.55% 2015	5,250	5,254
International Business Machines Corp. 2.00% 2016	2,500	2,593
Cisco Systems, Inc. 0.644% 20142	17,500	17,562
Google Inc. 1.25% 2014	5,000	5,063
Oracle Corp. 1.20% 2017	5,000	5,016
Hewlett-Packard Co. 0.711% 20142	5,000	4,878
		53,419

INDUSTRIALS — 1.08%
General Electric Capital Corp. 1.625% 2015	7,250	7,358
General Electric Capital Corp., Series A, 2.15% 2015	5,000	5,132
General Electric Capital Corp. 2.30% 2017	10,000	10,342
General Electric Corp. 5.25% 2017	800	947
Honeywell International Inc. 3.875% 2014	8,400	8,735
Canadian National Railway Co. 4.95% 2014	5,000	5,249
United Technologies Corp. 1.20% 2015	3,910	3,978
John Deere Capital Corp., Series D, 4.90% 2013	3,000	3,103
Caterpillar Financial Services Corp., Series F, 4.85% 2012	750	750
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	1,007
Raytheon Co. 6.75% 2018	1,225	1,536
		48,137

CONSUMER STAPLES — 1.06%
PepsiCo, Inc. 0.875% 2013	17,500	17,592
PepsiCo, Inc. 4.65% 2013	2,000	2,017
Coca-Cola Co. 3.625% 2014	10,000	10,403
Anheuser-Busch InBev NV 0.70% 20142	10,320	10,365
Walgreen Co. 4.875% 2013	4,000	4,113
Sysco Corp. 4.20% 2013	2,000	2,014
Sysco Corp. 4.60% 20143	845	890
		47,394

CONSUMER DISCRETIONARY — 0.86%
Walt Disney Co. 4.70% 2012	1,500	1,500
Walt Disney Co. 4.50% 2013	5,000	5,211
Walt Disney Co. 0.875% 2014	8,400	8,466
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,524
McDonald’s Corp. 0.75% 2015	6,000	6,048
Volkswagen International Finance NV 1.15% 20153	7,500	7,517
Target Corp. 1.125% 2014	7,000	7,074
		38,340

UTILITIES — 0.75%
Duke Energy Ohio, Inc. 2.10% 2013	12,050	12,154
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	7,425	7,497
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	3,755
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,726
Entergy Louisiana, LLC 1.875% 2014	4,650	4,767
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,909
		33,808

TELECOMMUNICATION SERVICES — 0.64%
Verizon Communications Inc. 7.375% 2013	5,000	5,307
Verizon Communications Inc. 1.25% 2014	2,500	2,535
Verizon Communications Inc. 5.55% 2014	2,000	2,106
Verizon Communications Inc. 3.00% 2016	3,000	3,208
AT&T Inc. 0.875% 2015	5,250	5,276
AT&T Inc. 2.40% 2016	5,000	5,238
France Télécom 4.375% 2014	2,800	2,950
France Télécom 2.125% 2015	2,100	2,159
		28,779

MATERIALS — 0.28%
BHP Billiton Finance (USA) Ltd. 1.125% 2014	5,000	5,058
BHP Billiton Finance (USA) Ltd. 1.00% 2015	7,500	7,558
		12,616

Total corporate bonds & notes		688,238

MUNICIPALS — 2.82%
State of California, Infrastructure and Economic Development Bank, Revenue Refunding Bonds (J. Paul Getty Trust),
Series 2011-A-2, 0.66% 2038 (put 2014)2	18,900	18,950
State of California, Infrastructure and Economic Development Bank, Revenue Refunding Bonds (J. Paul Getty Trust),
Series 2012-B-2, 0.46% 2047 (put 2015)2	4,320	4,320
State of Texas, Harris County, Toll Road Revenue Refunding Bonds, Series 2012-D, 1.061% 2016	15,000	15,036
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds, Series 2010-B, 5.00% 2014	10,000	10,500
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	10,000	10,023
State of New York, Urban Development Corp., State Personal Income Tax Revenue Bonds (General Purpose),
Series 2009-D, 2.032% 2012	8,580	8,585
State of Florida, Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2017	7,000	8,073
State of New York, Dormitory Authority, State Personal Income Tax Rev. Bonds (General Purpose),
Series 2010-G (Federally Taxable), 1.534% 2013	6,710	6,734
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	6,300	6,635
State of California, Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue Bonds,
Series 2006-C-2, 1.45% 2045 (put 2017)	4,950	5,092
State of California, Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue Bonds,
Series 2006-C-4, 1.45% 2045 (put 2017)	925	952
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2010-A, 5.00% 2016	5,000	5,701
State of California, Dept. of Water Resources, Power Supply Revenue Refunding Bonds, Series 2011-N, 5.00% 2013	5,000	5,101
State of Ohio, Housing Finance Agency., Single-family Mortgage Revenue Bonds, Series 2011-2, 4.50% 2028	1,900	2,054
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, Series 2011-3, 4.50% 2029	2,145	2,349
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 1.676% 2013	4,000	4,045
State of Florida, Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2011-C, 4.50% 2030	2,450	2,678
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 3.048% 2014	2,510	2,607
State of Florida, Citizens Property Insurance Corp., Coastal Account Secured Bonds,
Series 2011-A-3, Assured Guaranty Municipal insured, 1.81% 20142	2,500	2,519
State of Indiana, Trustees of Indiana University, Indiana University Student Revenue Refunding Fee Bonds,
Series 2012-V-1, 5.00% 2018	2,000	2,458
State of Tennessee, Housing Development Agency, Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	1,500	1,654
		126,066

ASSET-BACKED OBLIGATIONS1 — 2.20%
Aesop Funding II LLC, Series 2010-3A, Class A, 4.64% 20163	28,331	30,660
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 20173	17,419	18,478
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20143	2,667	2,686
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 20173	5,300	5,722
Aesop Funding LLC, Series 2011-5A, Class A, 3.27% 20183	6,000	6,453
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A-4, 5.63% 2015	4,823	4,978
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	616	661
Enterprise Fleet Financing LLC 1.62% 20173	4,307	4,341
Honda Auto Receivables Owner Trust, Series 2010-3, Class A-3, 0.70% 2014	2,450	2,452
Honda Auto Receivables Owner Trust, Series 2010-2, Class A-3, 1.34% 2014	1,477	1,480
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	3,500	3,829
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	3,441	3,612
Chase Issuance Trust, Series 2008-13, Class A, 1.889% 20152	3,000	3,036
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,861	2,890
Mercedes-Benz Auto Lease Trust, Series 2011-1A, Class A3, 1.18% 20133	2,206	2,209
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 0.268% 20152	2,000	2,000
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	1,062	1,081
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	663	667
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	571	582
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	222	225
		98,042

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 1.10%
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	20,000	20,058
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20143	10,000	10,139
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.869% 20142,3	10,000	10,071
France Government Agency-Guaranteed, Société Finance 3.375% 20143	5,000	5,204
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	3,550	3,719
		49,191

Total bonds & notes (cost: $3,856,406,000)		3,916,160

Short-term securities — 16.87%

U.S. Treasury Bills 0.105%–0.158% due 12/14/2012–5/2/2013	103,700	103,683
Federal Home Loan Bank 0.12%–0.135% due 12/5/2012–2/4/2013	87,200	87,184
Freddie Mac 0.14%–0.18% due 12/10/2012–2/14/2013	51,300	51,293
Jupiter Securitization Co., LLC 0.20% due 1/3/20133	50,000	49,987
Straight-A Funding LLC 0.18% due 12/13/2012–1/8/20133	40,000	39,995
Fannie Mae 0.13%–0.16% due 2/4–4/2/2013	38,800	38,788
Bank of New York Mellon Corp. 0.12% due 12/18/20123	37,500	37,498
GlaxoSmithKline Finance PLC 0.15% due 12/6/20123	37,000	36,999
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.17% due 12/18/2012	25,000	24,998
Victory Receivables Corp. 0.20% due 12/12/20123	11,992	11,991
Commonwealth Bank of Australia 0.20% due 1/8/20133	36,300	36,293
Toronto-Dominion Holdings USA Inc. 0.19% due 12/14/20123	32,900	32,898
Federal Farm Credit Banks 0.19% due 2/14/2013	25,000	24,994
AstraZeneca PLC 0.14% due 12/11/20123	21,400	21,398
Regents of the University of California 0.14% due 12/3/2012	20,000	20,000
United Technologies Corp. 0.14% due 12/18/20123	20,000	19,999
Medtronic Inc. 0.16% due 1/24/20133	20,000	19,994
E.I. duPont de Nemours and Co. 0.17% due 12/7/20123	19,000	18,999
BNZ International Funding Ltd. 0.23% due 2/14/20133	18,625	18,616
Svenska Handelsbanken Inc. 0.215% due 12/19/20123	17,300	17,298
Variable Funding Capital Company LLC 0.17% due 12/19/20123	15,400	15,399
Thunder Bay Funding, LLC 0.15% due 12/11/20123	13,800	13,799
Google Inc. 0.10% due 12/7/20123	7,300	7,300
Bank of Nova Scotia 0.13% due 12/3/2012	5,300	5,300

Total short-term securities (cost: $754,690,000)		754,703

Total investment securities (cost: $4,611,096,000)		4,670,863
Other assets less liabilities		(196,886)

Net assets		$4,473,977

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $661,762,000, which represented 14.79% of the net assets of the fund.

4Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods. The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$60,404
Gross unrealized depreciation on investment securities	(690)
Net unrealized appreciation on investment securities	59,714
Cost of investment securities for federal income tax purposes	4,611,149

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-048-0113O-S32796

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, Vice President and Principal Executive Officer

Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, Vice President and Principal Executive Officer

Date: January 28, 2013

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 28, 2013